OTHER FINANCIAL ITEMS, NET (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
OTHER FINANCIAL ITEMS, NET [Abstract]
Unrealized (mark-to-market) (losses) for interest rate swaps	$ (1,126)	$ (4,938)	$ (441)	$ (2,691)
Realized (losses) - interest rate swap settlements	(1,201)	(1,263)	(2,369)	(2,368)
Mark-to-market adjustment for currency swap derivatives	(1,963)	(258)	1,117	3,314
Foreign exchange gain (loss) on capital lease obligations and related restricted cash	2,276	(268)	(1,413)	(3,519)
Foreign exchange loss on operations	(84)	(112)	(354)	(1,332)
Other	(409)	(342)	(680)	(629)
Total other financial items	$ (2,507)	$ (7,181)	$ (4,140)	$ (7,225)